Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rent and other office expenses			$ 1,000
Officer [Member]
Management and consulting fees	$ 110,000	$ 106,000	142,000	$ 143,000
Director [Member]
Due to Related Parties	9,000		9,000	145,000
Vendor [Member]
Due to Related Parties	21,000		12,000	45,000
Purchase of hardware	$ 9,000	28,000	64,000	$ 120,000
VP and General Manager [Member]
Debt conversion, converted instrument, shares issued	3,243,785
Debt conversion, converted instrument, accrued interest	$ 17,000
Rent and other office expenses	10,000	$ 5,000
Amount owed	$ 2,000		$ 0
CEO and VP [Member]
Debt conversion, converted instrument, shares issued			26,828,800
Debt conversion, converted instrument, accrued interest			$ 67,073